Note 10 - Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, capitalized interest		$ 30.4	$ 32.0
Saudi Arabia | Saudi Steel Pipe Company [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary	[1]	47.79%	48.00%	48.00%
Land [member] | Saudi Arabia | Saudi Steel Pipe Company [member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted assets		$ 56.2

[1]	All percentages rounded.